Stock Based Compensation (Schedule Of Stock Option Activity) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	10 Months Ended		12 Months Ended
	Dec. 31, 2012		Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted	4,757,302	[1]
Options, Exercised
Options, Cancelled
Options outstanding at end of year	4,757,302		4,757,302
Options vested and expected to vest	4,757,302		4,757,302
Options exercisable at end of year	3,171,535	[2]	3,171,535	[2]
Options, Price range of options exercised
Options, Price range of options outstanding	$ 1.05
Total shares available for future grants at end of year	6,442,970		6,442,970
Weighted Average Exercise Price, Options outstanding at beginning of year
Weighted Average Exercise Price, Granted	$ 1.05	[1]
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Options outstanding at end of year	$ 1.05		$ 1.05
Weighted Average Exercise Price, Options vested and expected to vest	$ 1.05		$ 1.05
Weighted Average Exercise Price, Options exercisable at end of year	$ 1.05	[2]	$ 1.05	[2]
Weighted Average Remaining Contractual Life (in years), Granted	4 years 5 months 23 days	[1]
Weighted Average Remaining Contractual Life (in years), Options outstanding at end of year	4 years 5 months 23 days
Weighted Average Remaining Contractual Life (in years), Options vested and expected to vest	4 years 5 months 23 days
Weighted Average Remaining Contractual Life (in years), Options exercisable at end of year	4 years 5 months 23 days	[2]
Aggregate Intrinsic Value, Options outstanding at beginning of year
Aggregate Intrinsic Value, Granted		[1]
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Cancelled
Aggregate Intrinsic Value, Options vested and expected to vest
Aggregate Intrinsic Value, Options exercisable at end of year		[2]		[2]
Weighted average grant date fair value of stock options			$ 0.64
Fair value of shares vested	$ 2.0

[1]	The weighted average grant date fair value of the stock options was $0.64.
[2]	The fair value of shares vested during the period from February 25, 2012 through December 31, 2012 was $2.0 million.